RENN Fund, Inc.

Consolidated Schedule of Investments

As of March 31, 2025 (Unaudited)

Shares or Principal Amount	Company	Cost	Value
	MONEY MARKET FUNDS – 22.03%
85,161	Fidelity Government Cash Reserves Portfolio - Institutional Class, 4.06%	$85,161	$85,161
4,267,987	Fidelity Investment Money Market Funds Government Portfolio - Institutional Class, 4.23%	4,267,987	4,267,987
	Total Money Market Funds	4,353,148	4,353,148

	CONVERTIBLE BONDS – 0.00%
	Oil and Gas – 0.00%
1,000,000	PetroHunter Energy Corporation 8.50% Maturity 12/31/2014(1)(2)(5)	540,225	-
	Total Convertible Bonds	540,225	-

	COMMON EQUITIES – 76.60%
	Accomodations – 0.23%
2,000	Civeo Corp.	54,150	46,000

	Asset Management – 0.19%
973	Associated Capital Group, Inc. - Class A	40,594	37,285

	Communication Services – 0.05%
400	IG Port, Inc.(4)	6,557	5,318
200	TOEI Animation Co. Ltd.(4)	4,839	4,134
		11,396	9,452

	Financial Services – 0.07%
2	Fairfax Financial Holdings Ltd.	2,734	2,895
416	Fairfax India Holdings Corp.(2)(4)	6,734	6,960
2	White Mountains Insurance Group, Inc.	3,456	3,852
		12,924	13,707

	Hospitality – 0.77%
7,300	Carnival Corp.(2)	104,635	142,569
50	Royal Caribbean Ltd.	2,940	10,272
		107,575	152,841

	Metal Mining – 3.74%
580	Franco-Nevada Corp.	83,192	91,385
19,174	Mesabi Trust	525,426	521,532
4	Anglo American PLC	62	56
1,640	Wheaton Precious Metals Corp.	68,954	127,313
		677,634	740,286

	Medicinal Chemicals and Botanical Products – 9.46%
154,456	FitLife Brands, Inc.(2)	9,131,687	1,868,918

	Oil and Gas – 41.01%
258	Aris Water Solutions, Inc. - Class A	7,093	8,266
1,400	Liberty Energy, Inc.	27,247	22,162
19,315	Permian Basin Royalty Trust	299,138	191,412
808,445	PetroHunter Energy Corporation(1)(2)(5)	101,056	-
16,302	PrairieSky Royalty Ltd.(4)	207,008	293,959

RENN Fund, Inc.

Consolidated Schedule of Investments (Continued)

As of March 31, 2025 (Unaudited)

Shares or Principal Amount	Company	Cost	Value
100	Sabine Royalty Trust	8,002	6,769
5,724	Texas Pacific Land Corp.	1,079,738	7,584,243
		1,729,282	8,106,811

	Other Financial Investment Activities – 1.84%
82,700	Urbana Corp.(4)	299,428	336,754
6,900	Urbana Corp. Class A(4)	23,305	27,617
		322,733	364,371

	Real Estate – 7.81%
2	J.G. Boswell Company	1,118	1,008
21,448	Landbridge Company LLC	368,273	1,542,969
		369,391	1,543,977

	Securities and Commodity Exchanges – 1.10%
720	Bakkt Holdings, Inc.(2)	16,978	6,242
3,000	CNSX Markets, Inc.(1)(2)(3)(4)	13,502	14,592
240	Intercontinental Exchange, Inc.(4)	30,806	41,400
14,000	Miami International Holdings, Inc.(1)(2)(3)	105,000	155,540
		166,286	217,774

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities – 2.70%
1,484	Grayscale Bitcoin Mini Trust(2)	31,366	54,151
4	Grayscale Ethereum Classic Trust(2)	46	31
7,282	Grayscale Bitcoin Trust(2)	249,806	474,568
114	iShares Bitcoin Trust(2)	4,037	5,336
4	iShares Silver Trust ETF(2)	111	124
		285,366	534,210

	Live Sports (Spectator Sports) – 1.42%
5,091	Big League Advance, LLC.(1)(2)(3)	280,000	280,005

	Surgical & Medical Instruments & Apparatus – 4.26%
615,000	Apyx Medical Corp.(2)	1,470,958	842,550

	Utilities – 1.94%
35,100	Hawaiian Electric Industries, Inc.(2)	361,817	384,345

	Total Common Equities	15,021,793	15,142,532

	OPEN ENDED MUTUAL FUNDS – 0.15%
824	Kinetics Spin-Off and Corporate Restructuring Fund(6)	13,168	30,529
	Total Open Ended Mutual Funds	13,168	30,529

	PREFERRED STOCKS – 0.94%
30,966	Diamond Standard, Inc.(1)(2)(3)	185,798	185,798
	Total Preferred Stocks	185,798	185,798

	WARRANTS – 0.04%
837	Diamond Standard, Inc., Exercise Price: $9.00, Expiration Date: January 15, 2026(1)(2)(3)	-	-
2,132	Miami International Holdings, Inc., Exercise Price: $7.50, Expiration Date: March 31, 2026(1)(2)(3)	-	7,441
	Total Warrants	-	7,441

	TOTAL INVESTMENTS – 99.76%	$20,114,132	$19,719,448
	OTHER ASSETS LESS LIABILITIES – 0.22%		43,437
	NET ASSETS - 100.00%		$19,762,885

RENN Fund, Inc.

Consolidated Schedule of Investments (Continued)

As of March 31, 2025 (Unaudited)

Shares or Principal Amount	Company	Proceeds	Value
	SECURITIES SOLD SHORT – 0.09%
	EXCHANGE TRADED FUNDS – 0.09%
(4)	Direxion Daily Energy Bear 2X Shares ETF	(87)	(82)
(133)	Direxion Daily Gold Miners Index Bear 2X Shares ETF	(8,930)	(4,783)
(288)	Direxion Daily Junior Gold Miners Index Bear 2X Shares ETF	(8,651)	(4,640)
(707)	Direxion Daily S&P Biotech Bear 3X Shares ETF	(4,951)	(6,667)
(2)	Direxion Daily S&P Oil & Gas Bear 2X Shares ETF	(20)	(21)
(23)	ProShares Ultra VIX Short-Term Futures ETF(2)	(1,218)	(539)
(5)	ProShares UltraShort ETF(2)	(189)	(147)
(7)	ProShares UltraShort Bloomberg Natural Gas ETF(2)	(282)	(137)
(4)	ProShares UltraShort Energy ETF(2)	(143)	(135)
(16)	ProShares VIX Short-Term Futures ETF(2)	(991)	(804)
	Total Exchange Traded Funds	(25,462)	(17,955)

	EXCHANGE TRADED NOTES – 0.01%
(28)	iPath Series B S&P VIX Short-Term Futures ETN(2)	$(1,972)	(1,441)
	Total Exchange Traded Notes	(1,972)	(1,441)

	TOTAL SECURITIES SOLD SHORT – 0.09%	$(27,434)	$(19,396)

(1)	See Annual Report Note 5 - Fair Value Measurements.

(2)	Non-Income Producing.

(3)	Big League Advance, LLC., CNSX Markets, Inc., Diamond Standard, Inc. and Miami International Holdings, Inc. are each currently a private company. These securities are illiquid and valued at fair value.

(4)	Foreign security denominated in U.S. Dollars.

(5)	The PetroHunter Energy Corporation (“PetroHunter”) securities are in bankruptcy. The securities are valued at fair value.

(6)	Affiliated security, given that the security is managed by the same Investment Advisor as the Fund.

See accompanying Consolidated Notes to Schedule of Investments.

RENN Fund, Inc.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

As of March 31, 2025 (Unaudited)

Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities, or any investment which is advised or sponsored by the advisor. In this instance, affiliation is based on the fact that the Kinetics Spin-off and Corporate Restructuring Fund is advised by Horizon, the same Investment Advisor to the Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of March 31, 2025, and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

							Dividends and Distributions
Name of Issuer and Title of Issue	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Capital Gains	Income
Kinetics Spin-off and Corporate
Restructuring Fund	$26,648	$-	$-	$-	$3,881	$30,529	$-	$-

Total	$26,648	$-	$-	$-	$3,881	$30,529	$-	$-

Name of Issuer and Title of Issue	Shares Beginning of Period	Purchases	Sales Proceeds	Stock Split	Shares End of Period
Kinetics Spin-off and Corporate
Restructuring Fund	824	-	-	-	824
Total	824	-	-	-	824